Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 317,471	$ 349,361
Less: Accumulated depreciation	(93,741)	(89,487)
Property and equipment, net	223,730	259,874
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	309,675	329,416
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,418	3,216
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,417	2,328
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	236	236
Deposits on transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,725	$ 14,165